Basis of preparation of condensed consolidated interim financial statements (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
USD [Member]
IfrsStatementLineItems [Line Items]
Closing rate	5.1766		5.1766		5.5024
Average rate	5.0494	5.6661	5.1543	5.7591
C A D [Member]
IfrsStatementLineItems [Line Items]
Closing rate	3.6442		3.6442		4.0187
Average rate	3.6469	4.0932	3.7403	4.0867
E U R [Member]
IfrsStatementLineItems [Line Items]
Closing rate	5.9106		5.9106		6.4692
Average rate	5.8703	6.4236	6.0107	6.2922